Pioneer Real Estate Shares
PIONEER REAL ESTATE SHARES
INVESTMENT OBJECTIVES
Long-term growth of capital.
Current income is a secondary objective.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 56.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Real Estate Shares	Class A	Class B	Class C	Class Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Real Estate Shares	Class A	Class B	Class C	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.54%	0.95%	0.62%	0.20%
Total Annual Fund Operating Expenses	1.59%	2.75%	2.42%	1.00%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example Pioneer Real Estate Shares (USD $)	1	3	5	10
Class A	727	1,048	1,391	2,356
Class B	678	1,153	1,554	2,801
Class C	345	755	1,291	2,756
Class Y	102	318	552	1,225

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption Pioneer Real Estate Shares (USD $)	1	3	5	10
Class A	727	1,048	1,391	2,356
Class B	278	853	1,454	2,801
Class C	245	755	1,291	2,756
Class Y	102	318	552	1,225

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. The fund may at times emphasize particular sub-sectors of the real estate industry. For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, and preferred stocks.

The fund may invest up to 20% of its total assets in debt securities of real estate industry issuers, mortgage-backed securities and short-term investments. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in the securities of emerging markets issuers.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund also may hold cash or other short-term investments.

The fund may invest in fewer than 40 securities.

The fund uses a "growth at a reasonable price" style of management. The subadviser seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, the subadviser employs fundamental and qualitative research and an evaluation of the issuer based on its financial statements and operations. The subadviser focuses on the quality and price of individual issuers and securities. The subadviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

ISSUER FOCUS RISK. The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

RISKS OF INVESTMENTS IN REITS. The fund concentrates its investments in the real estate industry. The risks of investing in REITs and other equity securities of real estate industry issuers include declines in the real estate market due to adverse economic conditions, overbuilding or other causes; increases in interest rates; and declines in property values.

Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MORTGAGE-BACKED SECURITIES RISK. The value of mortgage-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Morgan Stanley Capital International (MSCI) REIT Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 32.40% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -38.88% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns Pioneer Real Estate Shares		1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION		INCEPTION DATE
Class A		2.61%	(3.15%)	9.51%	8.82%		Oct 25, 1993
Class A Return after taxes on distributions		1.91%	(4.38%)	8.03%	7.18%		Oct 25, 1993
Class A Return after taxes on distributions and sale of shares		1.68%	(3.15%)	7.75%	6.93%		Oct 25, 1993
Class B		3.67%	(3.15%)	9.06%	8.97%		Jan 31, 1996
Class C	[1]	8.07%	(2.86%)	9.25%	9.10%		Jan 31, 1996
Class Y		9.60%	(1.36%)	10.82%	8.50%		Apr 9, 1998
Morgan Stanley Capital International (MSCI) REIT Index (reflects no deduction for fees, expenses or taxes)		8.69%	(1.51%)	10.16%		[2]
[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.
[2]	Index return information is not available since the fund's inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER REAL ESTATE SHARES
Central Index Key	dei_EntityCentralIndexKey	0000908996
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pioneer Real Estate Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER REAL ESTATE SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 56.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. The fund may at times emphasize particular sub-sectors of the real estate industry. For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, and preferred stocks.

The fund may invest up to 20% of its total assets in debt securities of real estate industry issuers, mortgage-backed securities and short-term investments. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in the securities of emerging markets issuers.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund also may hold cash or other short-term investments.

The fund may invest in fewer than 40 securities.

The fund uses a "growth at a reasonable price" style of management. The subadviser seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, the subadviser employs fundamental and qualitative research and an evaluation of the issuer based on its financial statements and operations. The subadviser focuses on the quality and price of individual issuers and securities. The subadviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Normally, the fund invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. The fund may at times emphasize particular sub-sectors of the real estate industry. For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, and preferred stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

ISSUER FOCUS RISK. The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

RISKS OF INVESTMENTS IN REITS. The fund concentrates its investments in the real estate industry. The risks of investing in REITs and other equity securities of real estate industry issuers include declines in the real estate market due to adverse economic conditions, overbuilding or other causes; increases in interest rates; and declines in property values.

Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MORTGAGE-BACKED SECURITIES RISK. The value of mortgage-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Morgan Stanley Capital International (MSCI) REIT Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Morgan Stanley Capital International (MSCI) REIT Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 32.40% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -38.88% (10/01/2008 TO 12/31/2008).
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Real Estate Shares | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	727
3	rr_ExpenseExampleYear03	1,048
5	rr_ExpenseExampleYear05	1,391
10	rr_ExpenseExampleYear10	2,356
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	727
3	rr_ExpenseExampleNoRedemptionYear03	1,048
5	rr_ExpenseExampleNoRedemptionYear05	1,391
10	rr_ExpenseExampleNoRedemptionYear10	2,356
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	3.61%
Annual Return 2003	rr_AnnualReturn2003	33.27%
Annual Return 2004	rr_AnnualReturn2004	35.26%
Annual Return 2005	rr_AnnualReturn2005	14.79%
Annual Return 2006	rr_AnnualReturn2006	35.79%
Annual Return 2007	rr_AnnualReturn2007	(19.39%)
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	30.15%
Annual Return 2010	rr_AnnualReturn2010	28.25%
Annual Return 2011	rr_AnnualReturn2011	8.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.88%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.61%
5 YEARS	rr_AverageAnnualReturnYear05	(3.15%)
10 YEARS	rr_AverageAnnualReturnYear10	9.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 25, 1993
Pioneer Real Estate Shares | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	678
3	rr_ExpenseExampleYear03	1,153
5	rr_ExpenseExampleYear05	1,554
10	rr_ExpenseExampleYear10	2,801
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	278
3	rr_ExpenseExampleNoRedemptionYear03	853
5	rr_ExpenseExampleNoRedemptionYear05	1,454
10	rr_ExpenseExampleNoRedemptionYear10	2,801
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.67%
5 YEARS	rr_AverageAnnualReturnYear05	(3.15%)
10 YEARS	rr_AverageAnnualReturnYear10	9.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.97%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 1996
Pioneer Real Estate Shares | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	345
3	rr_ExpenseExampleYear03	755
5	rr_ExpenseExampleYear05	1,291
10	rr_ExpenseExampleYear10	2,756
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	245
3	rr_ExpenseExampleNoRedemptionYear03	755
5	rr_ExpenseExampleNoRedemptionYear05	1,291
10	rr_ExpenseExampleNoRedemptionYear10	2,756
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.07%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(2.86%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.25%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.10%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 1996	[1]
Pioneer Real Estate Shares | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	102
3	rr_ExpenseExampleYear03	318
5	rr_ExpenseExampleYear05	552
10	rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	102
3	rr_ExpenseExampleNoRedemptionYear03	318
5	rr_ExpenseExampleNoRedemptionYear05	552
10	rr_ExpenseExampleNoRedemptionYear10	1,225
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.60%
5 YEARS	rr_AverageAnnualReturnYear05	(1.36%)
10 YEARS	rr_AverageAnnualReturnYear10	10.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 9, 1998
Pioneer Real Estate Shares | Return after taxes on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.91%
5 YEARS	rr_AverageAnnualReturnYear05	(4.38%)
10 YEARS	rr_AverageAnnualReturnYear10	8.03%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.18%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 25, 1993
Pioneer Real Estate Shares | Return after taxes on distributions and sale of shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.68%
5 YEARS	rr_AverageAnnualReturnYear05	(3.15%)
10 YEARS	rr_AverageAnnualReturnYear10	7.75%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.93%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 25, 1993
Pioneer Real Estate Shares | Morgan Stanley Capital International (MSCI) REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.69%
5 YEARS	rr_AverageAnnualReturnYear05	(1.51%)
10 YEARS	rr_AverageAnnualReturnYear10	10.16%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception		[2]

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.
[2]	Index return information is not available since the fund's inception.